Depreciation and Amortization (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense [abstract]
Depreciation of property and equipment	$ 3,026,203	$ 4,242,671	$ 3,698,337
Amortization of right of use	695,110	766,294	0
Amortisation Intangible Assets and Goodwill	308,544	686,628	317,458
Depreciation of investment properties	35,892	29,277	9,256
Depreciation of other assets	232	3,664	704
Total Depreciation and Amortisation	$ 4,065,981	$ 5,728,534	$ 4,025,755